Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	¥ 159,162
2021	152,955
2022	148,994
2023	105,593
2024	74,592
Thereafter	249,007
Net book value	¥ 890,303	¥ 1,036,986